Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 257,868	$ 171,096
Restricted cash	24,704	6,399
Accounts receivable, net	85,721	101,386
Due from affiliate companies	50,837	49,404
Inventories	31,555	21,735
Prepaid expenses and other current assets	19,882	20,954
Total current assets	470,567	370,974
Deposit for vessel acquisitions		63,814
Vessels, port terminal and other fixed assets, net	1,746,493	1,767,946
Deferred financing costs, net	28,273	29,222
Deferred dry dock and special survey costs, net	26,661	19,413
Loan receivable from affiliate company	35,000	40,000
Long-term receivable from affiliate company	57,701
Investments In Affiliates	197,291	117,088
Investments In Available For Sale Securities	559	82,904
Other long term assets	9,523	18,854
Intangibles other than goodwill	209,058	243,273
Goodwill	160,336	160,336
Total non-current assets	2,470,895	2,542,850
Total assets	2,941,462	2,913,824
Current Liabilities
Accounts payable	63,921	52,113
Dividends Payable		6,149
Accrued expenses	75,681	63,870
Deferred income and cash received in advance	15,326	28,557
Current portion of capital lease obligations	1,353	31,221
Current portion of long term debt	33,095	70,093
Total current liabilities	189,376	252,003
Senior and ship mortgage notes, net of discount	1,034,141	945,538
Long term debt, net of current portion	290,976	437,926
Capital lease obligations, net of current portion	23,759
Unfavorable lease terms	32,006	44,825
Other long term liabilities and deferred income	29,643	38,212
Deferred tax liability	18,522	19,628
Total non-current liabilities	1,429,047	1,486,129
Total liabilities	1,618,423	1,738,132
Commitments and contingencies	0	0
Stockholders' equity
Preferred Stock - $0.0001 par value, authorized 1,000,000 shares, 8,479 issued and outstanding for both December 31, 2012 and 2011.	0	0
Common stock - $0.0001 par value, authorized 250,000,000 shares, issued and outstanding 103,255,409 and 102,409,364, as of December 31, 2012 and 2011, respectively	10	10
Additional paid-in capital	547,377	542,582
Accumulated other comprehensive (loss)/income	(558)	6,166
Retained earnings	659,547	510,348
Total Navios Holdings' stockholders' equity	1,206,376	1,059,106
Noncontrolling interest	116,663	116,586
Total stockholder's equity	1,323,039	1,175,692
Total liabilities and stockholders' equity	$ 2,941,462	$ 2,913,824